DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits From Customers [Line Items]
Carrying value	$ 63,635,078	$ 56,853,141
Fair value	64,665,662	57,585,666
2020
Disclosure Of Deposits From Customers [Line Items]
Carrying value	44,458,114	37,911,658
Fair value	44,993,854	38,216,970
Between 1 and 3 years
Disclosure Of Deposits From Customers [Line Items]
Carrying value	13,543,877	12,753,264
Fair value	13,790,539	12,965,241
Between 3 and 5 years
Disclosure Of Deposits From Customers [Line Items]
Carrying value	3,578,910	4,559,122
Fair value	3,669,471	4,663,087
Greater than 5 years
Disclosure Of Deposits From Customers [Line Items]
Carrying value	2,054,177	1,629,097
Fair value	$ 2,211,798	$ 1,740,368